TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 0.7%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                           100,000    $  2,518,000
-----------------------------------------------------------------------
                                                           $  2,518,000
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 0.9%
-----------------------------------------------------------------------
Gentex Corp.(1)                                 130,000    $  3,510,000
-----------------------------------------------------------------------
                                                           $  3,510,000
-----------------------------------------------------------------------
Banks - West / Southwest -- 0.6%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       70,000    $  2,240,000
-----------------------------------------------------------------------
                                                           $  2,240,000
-----------------------------------------------------------------------
Banks and Money Services -- 0.5%
-----------------------------------------------------------------------
NextCard, Inc.(1)                               170,000    $  1,841,100
-----------------------------------------------------------------------
                                                           $  1,841,100
-----------------------------------------------------------------------
Broadcasting and Radio -- 1.0%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                      150,000    $  3,870,000
-----------------------------------------------------------------------
                                                           $  3,870,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 5.3%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           130,000    $  2,411,500
Fair, Isaac and Co., Inc.                        45,000       3,123,900
FileNET Corp.(1)                                 20,000         280,000
Hotel Reservations Network, Inc.(1)              30,000         937,500
Iron Mountain, Inc.(1)                          185,000       6,687,750
Keynote Systems, Inc.(1)                         90,000       1,047,600
NOVA Corp.(1)                                    82,000       1,858,120
Pivotal Corp.(1)                                155,000       3,890,500
SkillSoft Corp.(1)                                3,100          85,095
-----------------------------------------------------------------------
                                                           $ 20,321,965
-----------------------------------------------------------------------
Commercial Services - Advertising -- 0.5%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                      50,000    $  1,748,000
-----------------------------------------------------------------------
                                                           $  1,748,000
-----------------------------------------------------------------------
Commercial Services - Misc -- 3.2%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     125,000    $  2,888,750
Harte-Hanks Communications, Inc.                160,000       3,681,600
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Commercial Services - Misc (continued)
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                         129,100    $  3,259,775
Pegasus Communications Corp.(1)                 100,000       2,381,000
-----------------------------------------------------------------------
                                                           $ 12,211,125
-----------------------------------------------------------------------
Commercial Services - Schools -- 6.4%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           180,000    $  5,598,000
Career Education Corp.(1)                       165,000       8,307,750
Corinthian Colleges Inc.(1)                      40,000       1,640,000
Devry, Inc.(1)                                  235,000       7,428,350
Edison Schools, Inc.(1)                          90,000       1,735,200
-----------------------------------------------------------------------
                                                           $ 24,709,300
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.6%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          145,000    $  2,480,950
-----------------------------------------------------------------------
                                                           $  2,480,950
-----------------------------------------------------------------------
Communications Services -- 1.5%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       160,000    $  2,238,400
SBA Communications Corp.(1)                     110,000       3,749,900
-----------------------------------------------------------------------
                                                           $  5,988,300
-----------------------------------------------------------------------
Computer Services -- 2.5%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 160,000    $  2,427,200
BISYS Group, Inc. (The)(1)                      150,000       7,230,000
-----------------------------------------------------------------------
                                                           $  9,657,200
-----------------------------------------------------------------------
Computer Software -- 6.2%
-----------------------------------------------------------------------
NetIQ Corp.(1)                                   60,000    $  1,761,600
Verity, Inc.(1)                                  80,000       1,801,600
Renaissance Learning, Inc.(1)                    15,800         576,858
SERENA Software, Inc.(1)                        187,400       3,609,324
Speechworks International(1)                     41,000         528,900
Veritas Software Corp.(1)                         9,000         536,490
Advent Software, Inc.(1)                        110,000       6,157,800
Cerner Corp.(1)                                  85,000       3,827,550
HNC Software, Inc.(1)                            90,000       2,450,700
Mapinfo Corp.(1)                                 80,000       2,518,400
-----------------------------------------------------------------------
                                                           $ 23,769,222
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                                215,000    $  2,150,000
-----------------------------------------------------------------------
                                                           $  2,150,000
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.2%
-----------------------------------------------------------------------
Plexus Corp.(1)                                  30,000    $    921,600
-----------------------------------------------------------------------
                                                           $    921,600
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 1.6%
-----------------------------------------------------------------------
Millipore Corp.                                 110,000    $  6,308,500
-----------------------------------------------------------------------
                                                           $  6,308,500
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 3.4%
-----------------------------------------------------------------------
ASM International NV(1)(2)                       35,000    $    878,500
Dupont Photomasks, Inc.(1)                       62,500       3,487,500
Maxim Integrated Products, Inc.(1)              112,058       5,726,164
Numerical Technologies, Inc.(1)                  80,000       1,368,000
PRI Automation, Inc.(1)                          80,000       1,528,800
-----------------------------------------------------------------------
                                                           $ 12,988,964
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 6.7%
-----------------------------------------------------------------------
Actel Corp.(1)                                   60,000    $  1,383,000
Alpha Industries, Inc.(1)                       210,000       5,159,700
Applied Micro Circuits Corp.(1)                 117,660       3,061,513
Elantec Semiconductor, Inc.(1)                   60,700       2,016,454
Exar Corp.(1)                                   110,000       3,201,000
Micrel, Inc.(1)                                 116,000       3,939,360
Pericom Semiconductor Corp.(1)                  100,000       1,799,000
Pixelworks, Inc.(1)                             100,000       2,270,000
PMC-Sierra, Inc.(1)                              25,000       1,040,000
Qlogic Corp.(1)                                   9,000         386,010
Vitesse Semiconductor Corp.(1)                   50,000       1,695,000
-----------------------------------------------------------------------
                                                           $ 25,951,037
-----------------------------------------------------------------------
Electronics - Semiconductors -- 0.2%
-----------------------------------------------------------------------
AudioCodes Ltd.(1)                               13,000    $    109,720
Three-Five Systems, Inc.(1)                      30,000         478,500
-----------------------------------------------------------------------
                                                           $    588,220
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Equipment - Semiconductor Manufacturing -- 0.7%
-----------------------------------------------------------------------
Centillium Communications, Inc.(1)              100,000    $  2,780,000
-----------------------------------------------------------------------
                                                           $  2,780,000
-----------------------------------------------------------------------
Finance - Investment Management -- 1.7%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A         210,000    $  6,388,200
-----------------------------------------------------------------------
                                                           $  6,388,200
-----------------------------------------------------------------------
Gaming -- 0.4%
-----------------------------------------------------------------------
Anchor Gaming(1)                                 30,000    $  1,635,000
-----------------------------------------------------------------------
                                                           $  1,635,000
-----------------------------------------------------------------------
Internet - ISP / Content -- 1.2%
-----------------------------------------------------------------------
Internet.com Corp.(1)                            60,000    $    220,800
IntraNet Solutions, Inc.(1)                     100,000       3,308,000
Multex.Com(1)                                    70,000       1,120,000
-----------------------------------------------------------------------
                                                           $  4,648,800
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 0.8%
-----------------------------------------------------------------------
Netegrity, Inc.(1)                               75,000    $  2,999,250
-----------------------------------------------------------------------
                                                           $  2,999,250
-----------------------------------------------------------------------
Internet - Software -- 4.8%
-----------------------------------------------------------------------
Akamai Technologies(1)                           80,000    $    756,000
Art Technology Group, Inc.(1)                   100,000         914,000
Embarcadero Technologies, Inc.(1)               100,000       3,447,000
Interwoven, Inc.(1)                             180,000       2,635,200
Liberate Technologies, Inc.(1)                  145,000       1,419,550
MatrixOne, Inc.(1)                              100,000       2,404,000
Precise Software Solutions Ltd.(1)              135,000       3,179,250
Proxim, Inc.(1)                                  60,000         834,600
Retek, Inc.(1)                                   97,012       2,802,677
-----------------------------------------------------------------------
                                                           $ 18,392,277
-----------------------------------------------------------------------
Leisure - Products -- 0.9%
-----------------------------------------------------------------------
Callaway Golf Co.                               140,000    $  3,396,400
-----------------------------------------------------------------------
                                                           $  3,396,400
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Autumn -- 0.5%
-----------------------------------------------------------------------
Cognex Corp.(1)                                  65,000    $  1,918,150
-----------------------------------------------------------------------
                                                           $  1,918,150
-----------------------------------------------------------------------
Manufacturing -- 1.5%
-----------------------------------------------------------------------
Roper Industries Inc.                            50,000    $  2,090,000
Shaw Group, Inc.(1)                              65,100       3,710,700
-----------------------------------------------------------------------
                                                           $  5,800,700
-----------------------------------------------------------------------
Media - Newpapers -- 0.7%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                               150,000    $  2,646,000
-----------------------------------------------------------------------
                                                           $  2,646,000
-----------------------------------------------------------------------
Media - Radio / TV -- 2.4%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                200,000    $  9,124,000
-----------------------------------------------------------------------
                                                           $  9,124,000
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 4.8%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                               30,000    $    991,500
Aviron(1)                                        25,300       1,245,013
Cell Therapeutics, Inc.(1)                       40,000         998,000
Cephalon, Inc.(1)                                40,000       2,548,000
Decode Genetics, Inc.(1)                        110,000         786,500
EntreMed, Inc.(1)                                70,000       1,375,500
Genzyme Transgenics Corp.(1)                    101,000         635,290
Human Genome Sciences, Inc.(1)                   45,000       2,890,350
Millennium Pharmaceuticals(1)                    23,000         855,600
PRAECIS Pharmaceuticals, Inc.(1)                100,000       2,194,000
Sequenom, Inc.(1)                                80,000       1,040,800
Tanox, Inc.(1)                                   40,000       1,012,000
Vertex Pharmaceuticals, Inc.(1)                  55,000       2,120,800
-----------------------------------------------------------------------
                                                           $ 18,693,353
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 2.5%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 55,000    $  2,062,500
Adolor Corp.(1)                                  65,000       1,043,250
Alkermes, Inc.(1)                                90,000       2,757,600
Corvas International Inc.(1)                     90,000         910,800
POZEN, Inc.(1)                                  125,000         885,000
Viropharma Inc.(1)                               50,000       1,852,000
-----------------------------------------------------------------------
                                                           $  9,511,150
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical - Hospitals -- 1.1%
-----------------------------------------------------------------------
Province Healthcare Co.(1)                      170,000    $  4,355,400
-----------------------------------------------------------------------
                                                           $  4,355,400
-----------------------------------------------------------------------
Medical - Instruments -- 0.8%
-----------------------------------------------------------------------
Novoste Corp.(1)                                159,702    $  3,246,742
-----------------------------------------------------------------------
                                                           $  3,246,742
-----------------------------------------------------------------------
Medical / Dental / Services -- 1.0%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                       140,000    $  4,001,200
-----------------------------------------------------------------------
                                                           $  4,001,200
-----------------------------------------------------------------------
Medical Products -- 6.6%
-----------------------------------------------------------------------
Aradigm Corp.(1)                                159,000    $  1,200,450
ArthroCare Corp.(1)                              80,000       1,502,400
Cyberonics, Inc.(1)                              20,000         228,000
Cytyc Corp.(1)                                  241,500       5,687,325
Haemonetics Corp.(1)                             90,000       2,925,000
MiniMed, Inc.(1)                                120,000       4,792,800
Resmed, Inc.(1)                                 170,000       7,616,000
Thoratec Laboratories Corp.(1)                  153,944       1,413,206
-----------------------------------------------------------------------
                                                           $ 25,365,181
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)                  200,000    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)            817,200    $     47,892
Formation Capital Corp.(1)(2)                   400,000         101,520
-----------------------------------------------------------------------
                                                           $    149,412
-----------------------------------------------------------------------
Networking Equipment -- 0.6%
-----------------------------------------------------------------------
Computer Access Technology Corp.(1)               9,000    $     31,950
Ixia(1)                                         130,000       2,210,000
-----------------------------------------------------------------------
                                                           $  2,241,950
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 2.0%
-----------------------------------------------------------------------
Core Laboratories NV(1)                         140,000    $  3,343,200
Varco International, Inc.(1)                     47,625       1,113,472

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil & Gas - Field Services (continued)
-----------------------------------------------------------------------
Veritas DGC, Inc.(1)                            105,000    $  3,412,500
-----------------------------------------------------------------------
                                                           $  7,869,172
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
-----------------------------------------------------------------------
Dril-Quip, Inc.(1)                                  600    $     19,560
-----------------------------------------------------------------------
                                                           $     19,560
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.4%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                           230,000    $  6,244,500
EOG Resources, Inc.                              27,000       1,252,530
Louis Dreyfus Natural Gas(1)                    125,000       4,762,500
Newfield Exploration Co.(1)                     100,000       3,600,000
Noble Affiliates, Inc.                          115,000       4,999,050
Stone Energy Corp.(1)                            33,000       1,639,440
Vintage Petroleum, Inc.                         100,000       2,066,000
-----------------------------------------------------------------------
                                                           $ 24,564,020
-----------------------------------------------------------------------
Publishing -- 0.2%
-----------------------------------------------------------------------
Primedia Inc.(1)                                 91,726    $    681,524
-----------------------------------------------------------------------
                                                           $    681,524
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 3.9%
-----------------------------------------------------------------------
Coach, Inc.(1)                                   80,000    $  2,595,200
Hot Topic, Inc.(1)                              120,000       4,010,400
Men's Wearhouse, Inc. (The)(1)                  147,500    $  3,753,875
Pacific Sunwear of California, Inc.(1)          175,000       4,875,500
-----------------------------------------------------------------------
                                                           $ 15,234,975
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.5%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                            175,000    $  5,927,250
-----------------------------------------------------------------------
                                                           $  5,927,250
-----------------------------------------------------------------------
Retail - Restaurants -- 2.2%
-----------------------------------------------------------------------
Applebee's International, Inc.                   40,000    $  1,676,000
California Pizza Kitchen Inc.(1)                 80,000       1,720,000
Rare Hospitality International Inc.              45,000       1,257,750
Sonic Corp.(1)                                  132,500       3,692,775
-----------------------------------------------------------------------
                                                           $  8,346,525
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail / Wholesale Office Supplies -- 1.4%
-----------------------------------------------------------------------
United Stationers(1)                            195,000    $  5,551,650
-----------------------------------------------------------------------
                                                           $  5,551,650
-----------------------------------------------------------------------
Retail Super / Mini Markets -- 0.8%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                      65,000    $  3,159,000
-----------------------------------------------------------------------
                                                           $  3,159,000
-----------------------------------------------------------------------
Software Services -- 0.2%
-----------------------------------------------------------------------
Legato Systems, Inc.(1)                          70,000    $    926,100
-----------------------------------------------------------------------
                                                           $    926,100
-----------------------------------------------------------------------
Telecommunications - Equipment -- 2.2%
-----------------------------------------------------------------------
Ditech Communications Co.(1)                     85,000    $  1,033,600
New Focus, Inc.(1)                               40,000         514,000
Tekelec(1)                                      220,000       6,864,000
-----------------------------------------------------------------------
                                                           $  8,411,600
-----------------------------------------------------------------------
Telecommunications - Services -- 1.4%
-----------------------------------------------------------------------
Alliance Fiber Optic Products, Inc.(1)           80,400    $    669,732
Avici Systems, Inc.(1)                          110,000       1,111,000
Catapult Communications Corp.(1)                 50,000       1,415,000
Metasolv Inc.(1)                                 15,000         131,550
Metro One Telecommunications(1)                  40,000       1,693,200
Ulticom, Inc.(1)                                 25,000         507,500
-----------------------------------------------------------------------
                                                           $  5,527,982
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)               145,000    $  2,640,450
-----------------------------------------------------------------------
                                                           $  2,640,450
-----------------------------------------------------------------------
Waste Disposal -- 0.3%
-----------------------------------------------------------------------
Stericycle Inc.(1)                               30,000    $  1,257,000
-----------------------------------------------------------------------
                                                           $  1,257,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $328,255,177)                          $381,183,456
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class E(3)          8,889    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)               80,000    $     56,000
Quincunx Gold Exploration(2)(3)                 300,000          58,605
Western Exploration and
Development, Ltd.(1)(3)                         600,000         180,000
-----------------------------------------------------------------------
                                                           $    294,605
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    294,605
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.65%, 5/1/01     $      5,902    $  5,902,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,902,000)                         $  5,902,000
-----------------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $334,837,165)                          $387,380,061
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%                   $ (1,048,712)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $386,331,349
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $334,837,165)                          $387,380,061
Cash                                            41,786
Receivable for investments sold              1,928,576
Dividends receivable                            29,089
------------------------------------------------------
TOTAL ASSETS                              $389,379,512
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  3,015,156
Payable to affiliate for Trustees' fees          1,534
Accrued expenses                                31,473
------------------------------------------------------
TOTAL LIABILITIES                         $  3,048,163
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $386,331,349
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $333,788,453
Net unrealized appreciation (computed on
   the basis of identified cost)            52,542,896
------------------------------------------------------
TOTAL                                     $386,331,349
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2001(1)
Investment Income
------------------------------------------------------
Interest                                  $     68,611
Dividends                                       49,564
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    118,175
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    354,866
Trustees' fees and expenses                      1,534
Custodian fee                                   22,711
Legal and accounting services                    8,351
Miscellaneous                                    2,301
------------------------------------------------------
TOTAL EXPENSES                            $    389,763
------------------------------------------------------

NET INVESTMENT LOSS                       $   (271,588)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(20,199,436)
   Securities sold short                         2,107
------------------------------------------------------
NET REALIZED LOSS                         $(20,197,329)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 23,160,706
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 23,160,706
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  2,963,377
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  2,691,789
------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       APRIL 30, 2001
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment loss                    $     (271,588)
   Net realized loss                         (20,197,329)
   Net change in unrealized appreciation
      (depreciation)                          23,160,706
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    2,691,789
--------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed Emerging
      Growth Fund                         $  383,271,224
   Contributions                              22,619,623
   Withdrawals                               (22,351,287)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  383,539,560
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $  386,231,349
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $      100,000
--------------------------------------------------------
AT END OF PERIOD                          $  386,331,349
--------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.66%(2)
   Net investment loss                  (0.46)%(2)
Portfolio Turnover                          6%
------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $386,331
------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Emerging Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.

 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from March 1, 2001 (start of business) to April 30, 2001, the advisory fee amounted to $354,866. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $28,491,467 and $21,409,804, respectively, for the period from March 1, 2001 (start of business) to April 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $334,837,165
    ------------------------------------------------------
    Gross unrealized appreciation             $ 90,928,155
    Gross unrealized depreciation              (38,385,259)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 52,542,896
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended
   April 30, 2001.

7 Restricted Securities
-------------------------------------------
   At April 30, 2001, the Portfolio owned the following security (representing 0.01% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF                       FAIR
    DESCRIPTION                               ACQUISITION  SHARES    COST     VALUE
    --------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98   80,000   $80,000  $56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, by Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $383,271,224, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

TAX-MANAGED EMERGING GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
University of California at Los Angeles School of Law

Jack L. Treynor
Investment Adviser and Consultant